GROUP CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Profit before taxation	$ 879	$ 1,062	$ 559
Net interest expense	51	46	38
Depreciation, amortisation and impairment	447	463	493
Loss on disposal of property, plant and equipment and software	13	15	15
Distribution from trade investments			3
Share-based payments expense (equity settled)	31	27	29
Share of results of associates	(6)	3	16
Profit on disposal of business		(326)
Net movement in post-retirement benefit obligations	(40)	(85)	(57)
Increase in inventories	(17)	(47)	(83)
Increase in trade and other receivables	(40)	(74)	(26)
(Decrease)/increase in trade and other payables and provisions	(45)	(49)	216
Cash generated from operations	1,273	1,035	1,203
Interest received	2	3	8
Interest paid	(50)	(48)	(44)
Income taxes paid	(135)	(141)	(137)
Net cash inflow from operating activities	1,090	849	1,030
Cash flows from investing activities
Acquisitions, net of cash acquired	(159)	(214)	(44)
Capital expenditure	(376)	(392)	(358)
Investment in associate			(25)
Purchase of investments	(8)	(2)	(2)
Proceeds on disposal of business		343
Tax on disposal of business		(118)
Net cash used in investing activities	(543)	(383)	(429)
Cash flows from financing activities
Proceeds from issue of ordinary share capital	5	10	16
Purchase of own shares	(52)	(368)	(77)
Proceeds from borrowings due within one year	53	34	42
Settlement of borrowings due within one year	(64)	(38)	(26)
Proceeds from borrowings due after one year	570	890	831
Settlement of borrowings due after one year	(706)	(759)	(1,062)
Proceeds from own shares	5	6	5
Settlement of currency swaps	24	(25)	(15)
Equity dividends paid	(269)	(279)	(272)
Net cash used in financing activities	(434)	(529)	(558)
Net increase/(decrease) in cash and cash equivalents	113	(63)	43
Cash and cash equivalents at beginning of period	38	102	65
Exchange adjustments	4	(1)	(6)
Cash and cash equivalents at end of period	155	38	102
Restructuring and rationalisation expenses	15	62	52
Acquisition-related costs	3	24	36
Legal and other costs	25	36	3
Bank overdrafts	$ 14	$ 62	$ 18